Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]
The aggregated financial results of the discontinued business are set forth below.

	December 31	December 31
	2018	2017
Cash and cash equivalent	$32,919	$223,131
Accounts receivable	5,257,684	5,422,031
Inventory	475,827	218,157
Advances to suppliers	2,647,415	6,303,201
Prepaid value-added taxes	72,742	162,010
Other receivables	26,567	3,505
Total current assets from discontinued operations	8,513,154	12,332,035

Accounts receivable from EDLC business	1,235,489	1,502,518
Property, plant and equipment, net	6,012,285	6,508,968
Intangible assets, net	1,310,741	1,500,286
Total non-current assets from discontinued operations	8,558,515	9,511,772
Total assets from discontinued operations	17,071,669	21,843,807
Accounts payable	1,038,888	1,851,442
Customer deposits	337,743	196,935
Taxes payable	140,212	253,790
Accrued liabilities and other payables	145,409	154,767
Total current liabilities from discontinued operations	1,662,252	2,456,934
Total liabilities from discontinued operations	$1,662,252	$2,456,934

	Years ended December 31,
	2018	2017	2016

Revenue	$9,107,922	$4,189,190	$7,763,332
Cost of revenues	9,116,707	2,097,436	7,242,578
Gross profit (loss)	(8,785)	2,091,754	520,754
Operating expenses	1,687,287	4,187,168	2,876,556
Loss from operations	(1,696,072)	(2,095,414)	(2,355,802)
Other income (expense), net	1,779,439	2,168,132	(2,065)
Net income (loss) before tax	83,367	72,718	(2,357,867)
Income taxes	-	7,168	-
Net income (loss) from discontinued operations, net of tax	$83,367	$65,550	$(2,357,867)